Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Detail) $ in Millions	Jun. 30, 2018 USD ($)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (168.0)
Probable Scenario [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	9.0
Probable Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(0.3)
Probable Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(0.3)
Reasonably Possible Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(133.0)
Reasonably Possible Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	6.0
Reasonably Possible Scenario [member] | OTC options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(4.0)
Reasonably Possible Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(131.0)
Remote Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(265.0)
Remote Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	13.0
Remote Scenario [member] | OTC options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(4.0)
Remote Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (256.0)